Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Ordinary Shares
a.	Ordinary shares

	December 31
	2017	2018	2019
Number of shares authorized	200,000,000	500,000,000	500,000,000
Amount of shares authorized (NT$ thousand)	$2,000,000	$5,000,000	$5,000,000
Number of shares issued and fully paid	130,128,940	160,248,940	189,954,970
Amount of shares issued and fully paid	$41,514,016	$51,627,219	$61,366,844

Schedule of Capital Surplus
b.	Capital surplus

	December 31
	2017	2018	2019
Arising from issuance of new share capital	$78,384,290	$105,143,362	$108,800,191
Arising from employee share options	5,898,391	6,316,310	6,274,591
Changes in percentage of ownership interests in subsidiary	—	—	1,376,349
Equity component of long-term debt (Note 14)	—	—	44,579
	$84,282,681	$111,459,672	$116,495,710

Schedule of Accumulated Deficits

The accumulated deficits for 2017 and 2018 approved in the shareholders’ meetings on June 15, 2018 and June 20, 2019, respectively, were as follows:

	For the Year Ended December 31
	2017	2018
Accumulated deficits at the beginning of the year	$(50,391,283)	$(90,283,261)
Net loss for the year	(39,891,978)	(42,185,597)

Accumulated deficits at the end of the year	$(90,283,261)	$(132,468,858)

The accumulated deficits for 2019 which had been proposed by ASLAN Cayman’s board of directors on March 18, 2020 were as follows:

For the Year Ended December 31
2019
Accumulated deficits at the beginning of the year	$(132,468,858)
Net loss for the year	(47,015,967)
Accumulated deficits at the end of the year	$(179,484,825)

Disclosure and Detailed Information of Other Equity Items
d.	Others reserves items

Unrealized gain (loss) on financial assets at fair value through other comprehensive income:

	For the Years Ended December 31
	2018	2019
Balance at January 1	$—	$—
Unrealized loss
Equity instruments	—	(55,084)
Balance at December 31	$—	$(55,084)

Schedule of Non-controlling Interests
e.	Non-controlling interests

	For the Year Ended December 31
	2018	2019
Balance at January 1	$—	$—
Share in profit for the year	—	(49,570)
Proceeds from non-controlling interest		2,500,000
Adjustments relating to changes in capital surplus of associates accounted for using the equity method	—	(1,376,349)
Balance at December 31	$—	$1,074,081